Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income (loss)	$ 1,418	$ (1,959)	$ (615)
Other comprehensive income (loss), net of tax:
Currency translation adjustment	732	(530)	80
Unrealized gain (loss) on derivative financial instruments, net	39	28	29
Unrealized gain (loss) on defined benefit plans, net	13	(6)	(18)
Total other comprehensive income (loss)	784	(508)	91
Total comprehensive income (loss)	2,202	(2,467)	(524)
Comprehensive income (loss) attributable to redeemable and non-redeemable non-controlling interests	34	(381)	(106)
Comprehensive income (loss) attributable to Teva	$ 2,168	$ (2,086)	$ (418)